Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Narrative - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Available for sale investments	$ 49,705	$ 71,705
Changes in fair value of financial assets measured at FVOCI	(67,161)	(89,748)	$ (109,392)	$ (112,223)
Comder Contraparte Central S.A.
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Available for sale investments	138,000	224,680
LondonClearingHouse
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Available for sale investments	484,624	564,020
Equity attributable to owners of parent
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Changes in fair value of financial assets measured at FVOCI	(69,012)	(91,596)
Non-controlling interests
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Changes in fair value of financial assets measured at FVOCI	$ 1,851	$ 1,848